Segmented Information - Schedule of external revenues by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 93,111	$ 29,229	$ 225,975	$ 84,118
Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88,225	26,687	211,095	77,088
High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,886	$ 2,542	14,880	7,030
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			5,205	0
Canada [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Canada [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			5,205	0
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Sweden [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Sweden [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			220,770	84,118
Bermuda [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			211,095	77,088
Bermuda [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			$ 9,675	$ 7,030